Gain on Disposal of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Gain on Disposal of Subsidiaries [Abstract]
Schedule of Net Assets of the Entities Disposed and Loss on Disposal

Net assets of the entities disposed and loss on disposal was as follows

	Hong Kong Takung	Hong Kong MQ	Total

Total assets	$3,593,849	$-	$3,593,849

Total liabilities	8,662,466	623,596	9,286,062

Total net liabilities	(5,068,617)	(623,596)	(5,692,213)

Total accumulated other comprehensive income	166,210	73,553	239,763

Loss from discontinued operations	6,555	15,391	21,946

Subtotal	(4,895,852)	(534,652)	(5,430,504)

Total consideration			1,500,000

Total gain on disposal of subsidiaries			$6,930,504